VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Liabilities:
Current portion of long-term debt and short-term debt	$ (175,156)	$ (194,413)
Accrued expenses	(49,131)	(42,275)
Total liabilities	(1,190,750)	(1,250,363)
Variable Interest Entity, Primary Beneficiary
Assets Acquired
Restricted cash and short term deposits	1,676	3,350
Liabilities:
Current portion of long-term debt and short-term debt	(60,719)	(79,453)
Accrued expenses	(26,644)	(24,827)
Total liabilities	$ (87,363)	$ (104,280)